Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 30, 2013 Swap	Dec. 29, 2012 Swap	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments [Line Items]
Number of interest rate swaps		3
Fixed interest rate on term loan		6.00%
Notional Amount of interest rate swaps		$ 700,000,000
Ineffective portion of its interest rate swap derivative	1,000,000	(1,000,000)
Reclassified from accumulated other comprehensive loss	1,000,000	1,000,000
Fair value and termination value of the interest rate swap derivatives in a liability position		2,000,000
Tangible asset impairment charges		5,000,000	4,000,000
Assets Held for Sale, impairment charge	1,860,000	2,490,000	4,892,000
Total debt fair value debt	5,000,000,000	4,900,000,000	4,500,000,000
Aggregate carrying value of debt	4,800,000,000	4,800,000,000	4,600,000,000
Number of interest rate swaps	3
Fixed interest rate on term loan	6.00%
Tangible asset impairment charges	1,860,000	7,530,000	9,260,000	2,172,000
Money Market Funds
Derivative Instruments [Line Items]
Money market fund maturity period	Three months or less	Three months or less
Level 2
Derivative Instruments [Line Items]
Fair value of interest rate swap derivative financial instruments		$ 2,000,000	$ 30,000,000